Financial instruments - Fair Values and Risk Management - Summary of Contractual Cash Flows for Financial Liabilities Bank Borrowings (Detail) - Bank Borrowings [Member] - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	€ 507,866	€ 547,179
due within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	14,978	18,829
due within two to five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	59,658	73,139
due after five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	€ 433,230	€ 455,211